Long-Term Debt (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended						12 Months Ended		12 Months Ended					12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012 property	Dec. 31, 2011 property	Dec. 31, 2012 Mortgages [Member]	Mar. 31, 2013 Held For Use [Member]	Dec. 31, 2012 Held For Use [Member]	Dec. 31, 2012 Held For Sale Or Held For Use [Member]	Dec. 31, 2012 Great Western Bank [Member] item	Mar. 31, 2013 Great Western Bank [Member]	Dec. 31, 2012 Great Western Bank [Member] Revolving Credit Facility [Member] item	Dec. 31, 2012 Great Western Bank [Member] Term Loan One [Member]	Dec. 31, 2012 Great Western Bank [Member] Term Loan Two [Member]	Dec. 31, 2012 General Electric Capital Corporation [Member] item	Jan. 31, 2013 Subsequent Event [Member] Great Western Bank [Member]	Dec. 31, 2012 Minimum [Member] Great Western Bank [Member] item	Dec. 31, 2012 Minimum [Member] General Electric Capital Corporation [Member] item
Debt Instrument [Line Items]
Encumbered properties		82	100
Maximum dividends percentage over funds from operations								75.00%
Revolving credit facility								$ 12,500,000	$ 12,100,000	$ 12,500,000				$ 12,500,000
Term loan								14,100,000			10,000,000	7,500,000
Loan available percentage to secured value, maximum										70.00%
Loan-specific debt service coverage ratio								1.24		1.20					1.20 [1]
Current balance of revolving credit line								2,500,000
Minimum FCCR with encumberred properties													1.00
Minimum FCCR with encumberred properties as of December 31, 2015													1.30
Maximum loan to value ratio for encumberred properties													80.00%
Loan to value ratio for encumberred properties as of December 31, 2015													60.00%
Before dividend consolidated fixed charge coverage ratio													1.15			1.10	[1]
Before dividend consolidated fixed charge coverage ratio as of December 31, 2014													1.30
After dividend consolidated fixed charge coverage ratio													0.92			0.90	[1]
After dividend consolidated fixed charge coverage ratio as of December 31, 2013													1.00
Long-term Debt	131,363,000	132,821,000			96,693,000	93,360,000
Principal due in 2013	37,244,000	55,376,000			2,574,000	15,915,000
Long term debt, weighted average term to maturity	4 years	4 years 1 month 6 days
Long-term debt, weighted average interest rate	5.60%	5.70%
Long-term debt, weighted average fixed rate	5.90%	6.10%
Long-term debt, weighted average variable rate	3.90%	4.20%
Amount of principal due in 2012							19,700,000			2,400,000	7,300,000	6,800,000
Debt Principal amortization on mortgage loan				3,200,000
Long-term debt not mature in current year		$ 35,700,000

[1]	Calculations based on prior four quarters